Shareholders' Equity (Schedule of Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of options
Options unexercised, as of	1,021,071	552,386	261,320
Granted	132,608	557,000	338,038
Exercised
Expired	(29,564)	(4,563)	(6,240)
Forfeited	(143,875)	(83,752)	(40,732)
Options unexercised, as of	980,240	1,021,071	552,386
Weighted average exercise price
Granted	$ 1.31	$ 3.86	$ 3.77
Exercised
Expired	$ 12.47	$ 9.71	$ 10.20
Forfeited	$ 7.15	$ 3.81	$ 4.01
Weighted Average Grant Date Fair Value
Granted	$ 0.91	$ 3.86	$ 3.69
Exercised
Expired	$ 1.52	$ 12.82	$ 11.46
Forfeited	$ 3.04	$ 3.81	$ 15.77